COMMON STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
COMMON STOCK
NOTE 4 – COMMON STOCK

In March 2010, the Company issued and contributed a total of 289,996 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan.

From January 2010 to June 2010, the Company issued a total of 618,697 shares of Common Stock for proceeds of $250,000 under the Old Standby Equity Distribution Agreement with YA Global Investments L.P. (See Note 6).

In June of 2010, the Company issued 118,750 shares of Common Stock in payment of $47,500 in stockholder relations consulting fees.

In January 2011, the Company issued and contributed a total of 51,784 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan.

From January 2011 to June 2011 the Company issued a total of 193,442 shares of Common Stock for proceeds of $165,000 under the Old Standby Equity Distribution Agreement with YA Global Investments L.P. (See Note 6).

From January to September of 2011, the Company sold to accredited investors 130,438 shares of Common Stock for proceeds of $265,000.

On March 4, 2011, the Company issued 15,000 shares of Common Stock to a consultant for services rendered.

In May and June 2011, the Company issued a total of 244,216 shares of Common Stock to YA Global Master SPV Ltd. in satisfaction of $300,000 commitment fees due in connection with the New SEDA (See Note 6).

In August and September of 2011, the Company issued a total of 17,519 shares of Common Stock for proceeds of $70,000 under the New Standby Equity Distribution Agreement with YA Global Master SPV LTD. (See Note 6).

In August 2011, the Company issued a total of 150,000 shares of Common Stock to its president and secretary pursuant to their exercise of stock options granted to them in the year 2001 at the exercise price of $1.25 per share. The $187,500 exercise amount was satisfied by a $187,500 reduction in accrued payroll due these two officers.

NOTE 4 - COMMON STOCK

In March 2009, the Company issued and contributed a total of 72,500 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three employees are directors of the Company and all three are officers of the Company).

In August 2009, the Company sold 2,000 shares of Common Stock to a Director of the Company at a price of $0.70 per share for proceeds of $1,400.

From May 2009 to December 2009, the Company issued a total of 1,308,877 shares of Common Stock for proceeds of $555,000 under the Standby Equity Distribution Agreement with YA Global Investments, L.P. (See Note 7).

On December 30, 2009, Omagine's stockholders authorized the Board of Directors to effect a 1-for-100 reverse stock split immediately followed by a 20-for-1 forward stock split of the Company's Common Stock (collectively, the "Stock Splits"). The Stock Splits resulted in a net reduction of 42,643,614 shares of Common Stock leaving 10,660,904 shares of Common Stock outstanding as of December 31, 2009. The shareholders also authorized the Board of Directors to reduce the Common Stock authorized from 75,000,000 to 50,000,000 shares. The accompanying financial statements have been retroactively adjusted to reflect the Stock Splits.

From March 2010 to June 2010, the Company issued a total of 618,697 shares of Common Stock for proceeds of $250,000 under the Standby Equity Distribution Agreement with YA Global Investments, L.P. (See Note 7).

In March 2010, the Company issued and contributed a total of 289,996 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three employees are directors of the Company and all three are officers of the Company).

On June 2, 2010, the Company issued 118,750 shares of Common Stock to an investor relations firm in payment of debt totaling $47,500.

On July 23, 2010, the Company issued 82,305 shares of Common Stock to the Company's Controller in payment of accrued payroll of $100,000.

From July 2010 to November 2010, the Company sold a total of 336,972 shares of Common Stock for proceeds of $304,500.